Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001543151
Registrant Name	Uber Technologies, Inc
Registration File Number	333-293483
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES